Income Taxes - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Amount
U.S. federal statutory tax rate			$ (40)
State and Local Income Taxes			2
Effects of Cross-Border Tax Laws
Foreign Derived Intangible Income			(6)
Tax Credits
R&D Credit			(20)
Foreign Tax Credit			(45)
Nontaxable or Nondeductible Items
Other			2
Intercompany Restructuring related to Separation			16
Changes in Unrecognized Tax Benefits			1
Income tax provision	$ 4	$ 3	$ 128	$ 52	$ 38
Percent
U.S. federal statutory tax rate			21.00%	21.00%	21.00%
State and Local Income Taxes			(1.00%)	(0.80%)	(2.50%)
Effects of Cross-Border Tax Laws
Foreign Derived Intangible Income			3.20%	0.30%	6.90%
Tax Credits
R&D Credit			10.80%	13.70%	29.30%
Foreign Tax Credit			23.60%
Changes in Valuation Allowance				(68.60%)	(114.00%)
Nontaxable or Nondeductible Items
Other			(1.00%)
Other Adjustments				(3.40%)	(1.70%)
Statutory Tax Rate Differential				4.40%	6.70%
Changes in Unrecognized Tax Benefits			(0.50%)	(0.90%)	(2.30%)
Stock-based compensation				(1.20%)	(2.80%)
U.S. tax on foreign earnings				0.10%	5.20%
Effective tax rate	96.70%	(27.80%)	(67.70%)	(35.40%)	(54.20%)
United States
Tax Credits
Changes in Valuation Allowance			$ 174
Nontaxable or Nondeductible Items
Other Adjustments			$ 1
Tax Credits
Changes in Valuation Allowance			(92.00%)
Nontaxable or Nondeductible Items
Other Adjustments			(0.30%)
Argentina
Tax Credits
Changes in Valuation Allowance			$ 3
Nontaxable or Nondeductible Items
Other Adjustments			$ (2)
Tax Credits
Changes in Valuation Allowance			(1.60%)
Nontaxable or Nondeductible Items
Other Adjustments			1.20%
France
Nontaxable or Nondeductible Items
Other Adjustments			$ 1
Intercompany Restructuring related to Separation			$ 9
Nontaxable or Nondeductible Items
Other Adjustments			(0.40%)
Intercompany Restructuring related to Separation			(5.00%)
Germany
Nontaxable or Nondeductible Items
Statutory Tax Rate Differential			$ 2
Nontaxable or Nondeductible Items
Statutory Tax Rate Differential			(1.10%)
Ireland
Nontaxable or Nondeductible Items
Other Adjustments			$ 0
Pillar Two			$ 3
Nontaxable or Nondeductible Items
Other Adjustments			(0.20%)
Pillar Two			(1.80%)
Netherlands
Nontaxable or Nondeductible Items
Statutory Tax Rate Differential			$ 2
Nontaxable or Nondeductible Items
Statutory Tax Rate Differential			(1.30%)
Puerto Rico
Nontaxable or Nondeductible Items
Other Adjustments			$ 1
Statutory Tax Rate Differential			16
Tax Holiday			(26)
Withholding Tax			$ 45
Nontaxable or Nondeductible Items
Other Adjustments			(0.50%)
Statutory Tax Rate Differential			(8.30%)
Tax Holiday			14.00%
Withholding Tax			(23.60%)
Other Foreign Jurisdictions
Nontaxable or Nondeductible Items
Statutory Tax Rate Differential			$ 5
Nontaxable or Nondeductible Items
Statutory Tax Rate Differential			(2.90%)